Intangibles (Tables)	12 Months Ended
Dec. 31, 2020
Intangibles
Schedule of changes in intangibles

					Research
					and development
	Goodwill	Concessions	Contract right	Software	project and patents	Total
Balance at December 31, 2018	3,653	4,061	137	111	—	7,962
Additions	—	439	—	39	—	478
Disposals	—	(17)	—	—	—	(17)
Amortization	—	(239)	(2)	(66)	—	(307)
Impairment (note 18)	—	(112)	—	(11)	—	(123)
Acquisition of subsidiary	—	3	—	1	724	728
Translation adjustment	(24)	(165)	5	2	(40)	(222)
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499
Cost	3,629	5,090	248	888	684	10,539
Accumulated amortization	—	(1,120)	(108)	(812)	—	(2,040)
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499
Additions	—	2,513	—	29	—	2,542
Disposals	—	(7)	(134)	—	—	(141)
Amortization	—	(177)	(1)	(23)	—	(201)
Translation adjustment	(331)	(908)	(5)	(6)	(153)	(1,403)
Balance at December 31, 2020	3,298	5,391	—	76	531	9,296
Cost	3,298	6,393	102	743	531	11,067
Accumulated amortization	—	(1,002)	(102)	(667)	—	(1,771)
Balance at December 31, 2020	3,298	5,391	—	76	531	9,296

Schedule of estimated useful lives of intangibles

Useful life
Railways concessions	3 to 50 years
Usufruct	22 to 31 years
Software	5 years